-------------------------------------------------------------------------------
                                 PANORAMA TRUST
                      PICTET GLOBAL EMERGING MARKETS FUND
                   PICTET INTERNATIONAL SMALL COMPANIES FUND
-------------------------------------------------------------------------------

                               [Graphic Omitted]
                              PICTET INTERNATIONAL
                               MANAGEMENT LIMITED


                               SEMI ANNUAL REPORT
                                  JUNE 30, 1997

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                              JUNE 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                                        VALUE
SHARES                                                                                 (NOTE 1)
-------------------------------------------------------------------------------------------------
COMMON STOCKS -- 85.9%
ARGENTINA -- 2.7%
            505,850    Astra Cia Argentina de Petroleo SA                            $  1,072,558
             46,352    Banco Sud Americano, Series B+                                     718,560
            189,320    Central Puerto SA, Class B                                         579,403
            164,218    Ledesma SA                                                         193,805
            142,916    Molinos Rio de La Plata, Class B                                   558,883
            196,500    Nobleza Piccardo SA                                              1,297,088
             56,000    Quilmes Industrial SA, ADR                                         651,000
            413,000    Siderca SA                                                       1,069,825
                                                                                     ------------
                                                                                        6,141,122
                                                                                     ------------
BANGLADESH -- 0.0%#
                400    Chittagong Cement Company, Ltd.                                     18,616
                                                                                     ------------
BRAZIL -- 1.4%
              4,000    Companhia Antarctica Paulista Industria@                           410,180
            141,764    Confeccoes Guararapes SA                                         1,030,819
             82,000    Souza Cruz SA                                                      867,624
             55,500    Votorantim Celulose e Papel SA, ADR+                               839,438
                                                                                     ------------
                                                                                        3,148,061
                                                                                     ------------
CHILE -- 0.7%
             27,928    Chilgener SA, ADR                                                  781,984
             32,000    Compania Cervecerias Unidas SA, ADR                                702,000
                                                                                     ------------
                                                                                        1,483,984
                                                                                     ------------
CHINA -- 5.7%
            468,000    China International Marine Containers Ltd., Class B                552,720
            750,000    China Resources Beijing Land                                       556,631
            101,250    China Steel Corporation+                                         2,182,950
            500,000    Cosco Pacific Ltd.                                               1,158,438
          1,344,000    Founder Hong Kong Ltd.                                             910,745
            640,000    Guangdong Kelon Electric Holding, Class H                          611,294
            780,000    Heilongjiang Electric Power Company Ltd., Class B+                 624,000
             27,000    Huaneng Power International, ADR+                                  688,500
            890,000    Inner Mongolia Erdos Cashmere Products Company Ltd.,
                         Class B                                                          747,600
            560,000    Ng Fung Hong Ltd.                                                  838,464
          1,100,000    Quingling Motor Company Ltd., Class H                              567,925
          1,099,300    Shanghai Dazhong Taxi Company, Class B+                            976,178
          1,059,000    Shanghai New Asia (Group), Class B@                                578,214
          1,300,000    Shanghai Refrigerator, Class B+                                    624,000
            413,000    Shanghai Shangling Electric Appliances Company Ltd.,
                         Class B+@                                                         85,078
            555,500    Shanghai Yaohua Pilkington Glass Company Ltd., Class B+@           201,091
            505,000    Wharf Holdings Ltd., Class B+@                                     308,964
            450,000    Wuxi Little Swan Company Ltd., Class B+                            755,082
                                                                                     ------------
                                                                                       12,967,874
                                                                                     ------------
CZECH REPUBLIC -- 2.2%
             53,300    Ceska Sporitelna AS@                                               468,626
             27,700    Ceske Energeticke Zavody AS+@                                      764,816
              5,400    Chemopetrol Group AS@                                              190,745
              5,200    Kaucuk Group AS@                                                   202,129
             11,300    Komercni Banka AS                                                  585,655
             34,150    Nova Hut AS+@                                                      458,283
             23,200    Skoda Koncern Plzen AS+@                                           694,246
             15,170    SPT Telekom AS+                                                  1,591,177
                                                                                     ------------
                                                                                        4,955,677
                                                                                     ------------
EGYPT -- 1.1%
             39,000    Commercial International Bank, GDR                                 816,075
                500    Eastern Tobacco Company@                                            12,652
             10,329    Egypt International Pharmaceuticals+@                              638,992
              4,900    Egyptian Financial and Industrial+                                 292,666
             18,950    Egyptian Starch & Glucose Manufacturing Company@                   209,698
             36,156    Uni Arab Spinning & Weaving+@                                      287,227
             14,395    Upper Egypt Flour Mills                                            330,783
                                                                                     ------------
                                                                                        2,588,093
                                                                                     ------------
GREECE -- 3.2%
              8,000    Aluminum Company Of Greece SA+                                     465,987
             61,200    Bank Of Piraeus SA                                                 976,169
             60,250    Elval SA                                                           732,830
             38,630    Hellas Can Packaging Manufacturers SA                              713,938
             54,190    Hellenic Telecommunication Organization SA                       1,272,853
             16,000    Intracom SA+                                                       728,915
             13,500    National Bank of Greece SA+                                      1,651,857
             15,000    Titan Cement Company SA                                            740,168
                                                                                     ------------
                                                                                        7,282,717
                                                                                     ------------
HUNGARY -- 1.3%
             12,500    BorsodChem RT, GDR+                                                492,188
             30,000    Euronet Services, Inc. GDR+                                        331,875
              5,100    Gedeon Richter, GDR+                                               468,563
              1,500    Gedeon Richter, Sponsored GDR                                      137,906
             32,700    Mol Magyar Olay Es Gazipari, GDR                                   727,575
             17,000    Mol Magyar Olay Es Gazipari, GDS                                   376,719
             26,250    Tisza Vegyi Kombinat, GDR                                          454,781
                                                                                     ------------
                                                                                        2,989,607
                                                                                     ------------
INDIA -- 8.4%
            107,300    Ashok Leyland Ltd., GDR                                            697,450
            583,500    Arvind Mills Ltd., GDR                                           2,917,500
            150,000    Crompton Greaves Ltd., GDR+                                        451,500
             74,305    Hindalco Industries, GDR                                         2,619,251
            150,049    India Access Fund+                                               1,763,076
            375,000    Kesoram Industries Ltd., GDR+@                                     517,500
             79,134    Mahindra & Mahindra Ltd., GDR                                    1,172,172
            162,400    Southern Petrochemicals Industries, GDR@                           613,060
            132,100    State Bank of India, GDR+                                        3,494,045
             33,700    Telco Communications, Inc., GDR+                                   516,453
             82,700    Tata Engineering and Locomotive Company Ltd., GDR                1,271,513
            145,000    Videsh Sanchar Nigam Ltd., GDR+                                  3,019,625
                                                                                     ------------
                                                                                       19,053,145
                                                                                     ------------
INDONESIA -- 5.3%
            310,000    Astra International Inc. (F)+                                    1,274,671
          1,647,878    Bank International of Indonesia (F)+                             1,422,921
          2,058,000    Bank Negara Indonesia (F)                                        1,311,637
            900,000    Barito Pacific Timber (F)                                          767,887
            812,000    Fiskaragung Perkasa (F)+                                         1,310,485
            812,500    Lippo Bank (F)                                                     835,218
            817,000    Lippo Life Insurance (F)                                           965,820
            475,500    Matahari Putra Prima (F)                                           958,039
            602,000    Ramayana Lestari Sentosa (F)+                                    1,732,730
            819,500    Telekomunikas Indonesia (F)                                      1,339,438
                                                                                     ------------
                                                                                       11,918,846
                                                                                     ------------
ISRAEL -- 1.9%
             14,000    Agan Chemical Ilsi Ltd.                                            355,356
            165,000    Bank Hapoalim Ltd.                                                 343,179
             40,000    Bio-Technology General Corporation, ADR+                           540,000
             40,000    Formula Systems Ltd.+                                              654,020
             20,000    Gilat Satellite Networks Ltd.+                                     665,000
             29,600    Orbotech, Ltd.+                                                    943,500
             13,000    Teva Pharmaceuticals Ltd., ADR                                     841,750
                                                                                     ------------
                                                                                        4,342,805
                                                                                     ------------
JORDAN -- 0.3%
             15,000    Jordan Petroleum Refinery                                          207,334
             46,500    Jordan Phosphate Mines                                             259,062
             12,000    Jordan Worsted Mills                                               106,629
                                                                                     ------------
                                                                                          573,025
                                                                                     ------------
KENYA -- 0.7%
            356,000    Kenya Breweries Ltd.@                                              391,927
            147,414    Kenya Commercial Bank Ltd.@                                        311,057
            262,062    Kenya Power & Lighting Company Ltd.@                               822,250
                                                                                     ------------
                                                                                        1,525,234
                                                                                     ------------
LEBANON -- 0.2%
             18,400    Banque Audi Sal, GDR                                               466,900
                                                                                     ------------
MALAYSIA -- 4.3%
            451,000    Commerce Asset Holding Berhad                                    1,188,253
            382,000    Kuala Lumpur Kepong Berhad                                         945,919
            238,000    Malaysian Assurance Alliance Berhad                              1,386,133
             12,000    Malaysian Assurance Alliance Berhad, Class A+                       69,889
            122,000    Malaysian Banking Berhad                                         1,280,903
            268,000    Malaysian Pacific Industries Berhad                              1,167,987
            257,000    Perusahaan Otomobil Nasional Berhad                              1,201,506
            247,000    Star Publications (Malaysia) Berhad@                             1,056,894
            191,000    United Engineers (Malaysia) Berhad                               1,377,258
                                                                                     ------------
                                                                                        9,674,742
                                                                                     ------------
MEXICO -- 4.9%
            908,000    Controladora Comercial Mexicana SA de CV                           844,704
            340,000    Embotelladores del Valle de Anahuac SA, Class B+                   239,153
            212,000    Grupo Casa Autrey                                                  429,184
            214,000    Grupo Financiero Banamex, Class B+                                 550,309
            243,000    Grupo Financiero Banamex, Class L+                                 572,197
          1,789,000    Grupo Financiero Bancomer, SA de CV, Class B+                      863,717
          1,400,000    Grupo Gigante SA, Series B+                                        529,434
            398,125    Grupo Herdez SA, Class B                                           205,762
             56,300    Grupo Minsa SA de CV, Class C+@                                    730,985
             26,000    Grupo Televisa SA, GDR+                                            789,750
            132,000    Nacional de Drogas SA de CV, Class L                               450,095
            150,441    Tablex SA de CV, Series 2                                          493,063
             74,900    Telefonos de Mexico SA, ADR                                      3,576,475
             78,000    Vitro SA, ADR+                                                     877,500
                                                                                     ------------
                                                                                       11,152,328
                                                                                     ------------
PAKISTAN -- 1.4%
            890,500    DG Khan Cement+@                                                   268,784
            210,000    Fauji Fertilizer Company Ltd.                                      413,043
              1,700    Indus Motor Company Ltd.                                               557
            549,500    Karachi Electric Supply Company+@                                  163,139
            814,000    Maple Leaf Cement+@                                                171,180
            396,500    Nishat Textile+                                                    196,192
            111,247    Pakistan Refinery, Ltd.@                                           110,092
             69,680    Pakistan State Oil Company Ltd.                                    561,136
            680,000    Pakistan Telecom Corporation, Class A                              516,483
            930,575    Sui Northern Gas Pipelines Ltd.+                                   730,978
                                                                                     ------------
                                                                                        3,131,584
                                                                                     ------------
PERU -- 0.7%
            671,623    Cerveceria del Sur SA@                                             371,859
             75,000    Southern BZ                                                        371,186
             23,550    Southern Peru Copper Corporation                                   459,225
            353,797    Union Cerveceria Backus & Johnston SA+                             367,789
                                                                                     ------------
                                                                                        1,570,059
                                                                                     ------------
PHILIPPINES -- 2.9%
          2,965,000    Cosmos Bottling Company@                                           865,579
            246,780    Manila Electric Company, Class B                                 1,216,310
             55,535    Metropolitan Bank & Trust Company                                1,179,087
          1,344,000    PCI Leasing and Finance, Inc.+@                                    254,777
             33,000    Philippine National Bank+                                          223,954
          1,585,000    Republic Glass Holdings Corporation@                               144,222
          1,880,000    RFM Corporation@                                                   456,172
            341,200    San Miguel Corporation, Class B                                    899,052
          4,774,400    SM Prime Holdings Inc.                                           1,411,902
                                                                                     ------------
                                                                                        6,651,055
                                                                                     ------------
POLAND -- 0.5%
             25,000    Bank Handlowy W Warszawie+                                         309,375
             37,500    Elektrim SA                                                        326,335
             17,220    Relpol SA+@                                                        529,201
                                                                                     ------------
                                                                                        1,164,911
                                                                                     ------------
PORTUGAL -- 1.6%
             48,000    Banco Espirito Santo                                             1,086,983
              5,300    Cellulosa Do Caima                                                  97,485
             50,000    Electricidad de Portugal+                                          916,832
             13,200    Portugal Telecom SA                                                532,047
             13,800    Sonae Investimento SA                                              576,521
             15,020    Tranquilidade                                                      302,702
                                                                                     ------------
                                                                                        3,512,570
                                                                                     ------------
RUSSIA -- 7.0%
                110    AO Norilsk Nickel, Barings RDC (Represents 1,000
                         Shares)+@                                                      1,058,750
             22,000    AO Norilsk Nickel, Credit Suisse Financial Products
                         Finance Limited, Certificates ##@                                195,360
              5,000    GUM, ADR (Represents 2 Shares)+                                    410,000
             65,000    Irkutskenegro, ADR                                               1,121,250
             27,000    LUkoil Holdings, ADR (Represents 4 Shares)                       2,106,000
                 40    Moscow City Telecom, RDC (Represents 10,000 Shares)+@            1,875,000
             90,000    RAO Unified Energy Systems of Russia, GDR+                       3,257,100
                 65    Rostelecom, RDC (Represents 10,000 Shares), REG+                 2,535,000
            165,000    Rostelecom, Series 3, Credit Suisse Financial Products
                         Finance Limited, Certificates+##                                 660,000
             49,000    Surgutneftegaz, ADR                                              2,621,500
                                                                                     ------------
                                                                                       15,839,960
                                                                                     ------------
SLOVAKIA -- 0.4%
              2,700    Chirana Prema AS+@                                                  25,042
              5,326    Nafta Gbely AS+@                                                   174,161
             10,000    Slovnaft AS+@                                                      246,737
             26,000    VSZ AS+@                                                           486,935
                                                                                     ------------
                                                                                          932,875
                                                                                     ------------
SLOVENIA -- 0.2%
             13,000    SKB Banka, GDR@                                                    448,500
                                                                                     ------------
SOUTH AFRICA -- 7.4%
            127,159    Avgold Ltd.+@                                                      124,789
             46,000    De Beers Centenary AG                                            1,699,195
            190,000    Dimension Data Holdings Ltd.+                                      754,218
            105,000    East Rand Gold & Uranium Company Ltd.                              147,039
            684,000    East Rand Proprietary Mines+@                                      199,113
             27,300    Edgars Stores Ltd.                                                 713,430
             86,953    Evander Gold Mines Ltd.                                            369,136
             55,700    Free State Consolidated Gold Mines@                                278,838
            265,500    Gencor Ltd.                                                      1,223,718
             72,500    Harmony Gold Mining Company, Ltd.+@                                331,762
            467,000    Illovo Sugar Ltd.                                                1,071,077
            770,000    Metro Cash and Carry Ltd.                                          679,237
            105,000    Nedcor Ltd.                                                      2,327,158
            387,059    New Clicks Holdings Ltd.                                           418,258
            212,600    Polifin Ltd.@                                                      398,522
             24,700    Pretoria Portland Cement Company Ltd.                              370,405
             65,000    Randfontein Estates Gold Mining Company@                           136,178
             75,000    Randgold & Exploration Company Ltd.+                               330,797
            111,250    Rembrandt Group Ltd.                                             1,187,452
            100,418    Rustenburg Platinum Holdings                                     1,838,062
             50,000    Sasol, Ltd.                                                        656,081
             87,000    Tongaat-Hulett Group Ltd.                                        1,539,696
                                                                                     ------------
                                                                                       16,794,161
                                                                                     ------------
SOUTH KOREA -- 4.0%
             39,820    Hyundai Electronics Industries Company+                          2,040,327
             29,250    Hyundai Motor Company Ltd.+                                        876,182
              4,040    Il Shin Spinning Company@                                          316,649
             22,445    Kookmin Bank, GDS                                                  485,373
             67,200    Korea Electric Power Corporation                                 2,005,405
              2,100    Korea Export Packaging Industrial Company@                          38,547
             12,235    Korea Green Cross Corporation                                      964,471
             27,710    Rocket Electric Company                                            833,172
              8,700    Samsung Display Devices Company                                    451,655
                298    SK Telecom Company Ltd.                                            153,363
            104,670    SsangYong Cement Industrial Company Ltd.+                          991,300
                                                                                     ------------
                                                                                        9,156,444
                                                                                     ------------
SRI LANKA -- 0.5%
             95,985    John Keells Holdings Ltd.+                                         501,341
            545,000    Sampath Bank Ltd.                                                  703,496
                                                                                     ------------
                                                                                        1,204,837
                                                                                     ------------
TAIWAN -- 2.8%
            116,000    Accton Technology Corporation, GDR+                              1,023,700
            190,000    Acer Inc., GDR+                                                  3,396,250
             69,381    Macronix International Company Ltd., ADR+                        1,986,031
                                                                                     ------------
                                                                                        6,405,981
                                                                                     ------------
THAILAND -- 2.7%
            129,600    Advanced Information Service Public Company, Ltd. (F)            1,178,656
             56,900    Alucon Manfacturing Company@                                       228,974
            158,900    Bangkok Bank Public Company Ltd.                                 1,138,197
            386,500    Bangkok Expressway Public Company Ltd. (F)+                        427,716
            318,500    Electricity Generation Power Company (F)                           813,873
             45,800    Grammy Entertainment Public Company Ltd.@                          530,801
             10,000    Grammy Entertainment Public Company Ltd. (F)@                      115,895
             62,300    K.R. Precision Public Company Ltd.@                                466,310
             75,400    Singer Thailand Public Company Ltd.@                               303,421
            684,000    TelecomAsia Corporation Public Company Ltd. (F)+                   860,161
             25,000    Thai German Ceramic Industries, Ltd.+@                              10,563
                                                                                     ------------
                                                                                        6,074,567
                                                                                     ------------
TURKEY -- 6.6%
         11,215,000    Akbank                                                             963,066
         19,936,905    Akbank Receipts+                                                 1,712,043
          4,992,484    Akcansa Cimento                                                    689,314
          7,600,000    Alcatel Teletas Telecom                                          1,407,644
         10,970,000    Ardem Pisirici ve Isitici Cihazalar Sanyaii AS                   1,052,854
          4,736,250    Bati Cimento                                                       526,339
          2,262,713    Bolu Cimento Sanayaii AS                                            42,671
            350,000    Cukurova Elektrik                                                  624,684
            820,000    Otosan Otomobil Sanayii                                            436,302
          3,300,000    Petrol Ofisi AS                                                    622,327
         16,098,750    Tofas Otomobil Ticaret                                             780,677
          1,595,250    Tupras Turkiye Petrol Rafinerileri AS+                             902,516
          8,600,000    Turkiye Is Bankasi                                               3,359,488
            220,000    Usas Ucak Servisi AS                                               518,606
         45,292,000    Yapi Kredi Bankasi                                               1,037,163
         13,688,360    Yapi Kredi Bankasi, Receipts                                       313,456
                                                                                     ------------
                                                                                       14,989,150
                                                                                     ------------
VENEZUELA -- 2.0%
            146,666    Ceramica Carabobo, ADR, Class A                                    173,020
            143,232    Ceramica Carabobo, Class A                                         155,959
             27,420    Cia Anonima Telefonos de Venezuela, ADR                          1,182,488
          1,651,532    Electricidad de Caracas                                          2,646,353
          1,523,816    Venezolana de Pulp Y Papel, Class A@                               422,630
                                                                                     ------------
                                                                                        4,580,450
                                                                                     ------------
ZIMBABWE -- 0.9%
            192,000    Bindura Nickel Corporation@                                        105,217
            266,600    Meikles African Ltd.+                                              655,836
            780,000    Trans Zambesi Industries                                         1,209,000
                                                                                     ------------
                                                                                        1,970,053
                                                                                     ------------
TOTAL COMMON STOCKS (COST $168,176,366)                                               194,709,933
                                                                                     ------------
PREFERRED STOCKS -- 9.3%
BRAZIL -- 8.6%
        126,000,000    Banco Bradesco                                                   1,274,448
          1,954,000    Banco Itau SA                                                    1,098,408
          2,987,000    Brasmotor SA                                                       668,295
         15,168,720    Caemi Mineracao e Metal SA+                                        729,660
         14,600,000    Companhia Energetica de Minas Gerais                               755,384
         85,500,000    Companhia Energetica de Paranaense                               1,594,108
          3,432,000    Electrobras, "B"                                                 2,054,017
         16,393,300    Mineracao da Trinidade Samitri SA                                  506,608
         88,745,000    Paranapanema SA+                                                   661,844
         15,391,000    Petroleo Brasileiro                                              4,290,168
         71,000,000    Petroleo Ipiranga                                                1,158,954
            744,000    Sadia Concordia                                                    776,806
         17,650,000    Telebras                                                         2,686,907
             59,900    Vale do Rio Doce                                                 1,329,560
             59,900    Vale do Rio Doce, "B"+                                                 558
                                                                                     ------------
                                                                                       19,585,725
                                                                                     ------------
PHILIPPINES -- 0.1%
            988,333    Cosmos Bottling Company, Convertible Preferred+                    157,378
                                                                                     ------------
RUSSIA -- 0.6%
             50,000    LUkoil Holdings, ADR                                             1,275,000
                                                                                     ------------
TOTAL PREFERRED STOCKS (COST $16,515,673)                                              21,018,103
                                                                                     ------------
WARRANTS -- 0.0%# (COST $47,681)
INDONESIA -- 0.0%#
            199,324    Bank International of Indonesia, Warrants, Expire 01/17/
                         00+                                                            $  80,115
                                                                                     ------------
RIGHTS -- 0.0%#
BANGLADESH -- 0.0%#
                400    Chittagong Cement Company, Ltd., Rights, Expire 08/31/
                         97+                                                               14,951
                                                                                     ------------
GREECE -- 0.0%#
             54,190    Hellenic Telecommunication Organization SA, Rights,
                         Expire 07/23/97+                                                   6,315
                                                                                     ------------
MALAYSIA -- 0.0%#
             25,000    Commerce Asset Holding Berhad, Rights, Expire 07/07/97+              3,863
             40,000    Commerce Asset Holding Berhad, Rights, Expire 07/07/97+              1,426
                                                                                     ------------
                                                                                            5,289
                                                                                     ------------
TOTAL RIGHTS (COST $14,005)                                                                26,555
                                                                                     ------------

     PRINCIPAL
      AMOUNT
    ----------
TIME DEPOSIT -- 3.0% (COST $6,775,000)
         $6,775,000    Morgan Guaranty (London), 5.000% due 07/01/97                    6,775,000
                                                                                     ------------

TOTAL INVESTMENTS (COST $191,528,725*)                                  98.2%         222,609,706
OTHER ASSETS AND LIABILITIES (NET)                                       1.8            3,963,112
-------------------------------------------------------------------------------------------------
NET ASSETS                                                             100.0%        $226,572,818
-------------------------------------------------------------------------------------------------
  *  Aggregate cost for Federal tax purposes.
  +  Non-income producing security.
  #  Amount represents less than 0.1%.
 ##  The valuations of these securities have been determined by procedures established by the
     Pricing Committee of the Trust's Board of Trustees. The cost of these denoted securities at
     June 30, 1997 was $250,756 with a value of $855,360, representing 0.4% of total net assets.
  @  Illiquid Security. The value of the denoted securities at June 30, 1997 was $21,808,313, representing 9.6% of total net assets.

Abbreviations:
ADR            American Depositary Receipt
(F)            Foreign Shares
GDR            Global Depositary Receipt
GDS            Global Depositary Share
RDC            Russian Depositary Certificates

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                              JUNE 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

AT JUNE 30, 1997, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:

                                                  % OF NET         VALUE
INDUSTRY DIVERSIFICATION                           ASSETS         (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Banking                                              13.5%     $  30,580,075
Telecommunications                                   10.6         24,081,182
Utilities -- Electrical and Gas                       6.3         14,233,355
Metals                                                5.7         12,930,007
Energy                                                4.9         11,187,762
Automobiles                                           4.7         10,538,135
Electrical and Electronics                            4.6         10,314,858
Beverages and Tobacco                                 3.8          8,685,985
Food and Household Products                           2.6          5,906,114
Miscellaneous Materials and Commodities               2.5          5,611,626
Textiles and Apparel                                  2.5          5,568,446
Merchandising                                         2.3          5,323,403
Multi-Industry                                        2.3          5,259,372
Machinery and Engineering                             2.1          4,675,533
Electronic Components and Instruments                 1.8          4,071,983
Health and Personal Care                              1.8          4,041,777
Financial Services                                    1.7          3,777,707
Data Processing and Reproduction                      1.5          3,375,438
Building Materials and Components                     1.4          3,189,201
Broadcasting and Publishing                           1.1          2,511,644
Appliances and Household Durables                     1.0          2,378,875
Chemicals                                             1.0          2,372,952
Forest Products and Paper                             1.0          2,299,988
Transportation                                        0.9          2,020,122
Gold Mines                                            0.8          1,917,652
Insurance                                             0.8          1,758,724
Leisure and Tourism                                   0.8          1,743,516
Real Estate                                           0.6          1,411,902
Recreation, Other Consumer Goods                      0.6          1,254,704
Business and Public Services                          0.5          1,158,694
Construction and Housing                              0.2            529,201
----------------------------------------------------------------------------
TOTAL COMMON STOCKS                                  85.9        194,709,933
PREFERRED STOCKS                                      9.3         21,018,103
RIGHTS                                                0.0#            80,115
WARRANTS                                              0.0#            26,555
TIME DEPOSIT                                          3.0          6,775,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS                                    98.2%       222,609,706
OTHER ASSETS AND LIABILITIES (NET)                    1.8          3,963,112
----------------------------------------------------------------------------

NET ASSETS                                          100.0%      $226,572,818
----------------------------------------------------------------------------
# Amount represents less than 0.1%

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                              JUNE 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                      VALUE
SHARES                                                               (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.4%
AUSTRALIA -- 5.7%
    34,000    Adsteam Marine Ltd.+                               $    72,090
    80,000    Australian Hospital Care Ltd.                          138,837
    42,000    Becker Group Ltd.+                                      40,248
   100,000    Ci Technologies Group Ltd.+                            113,183
    99,046    Croesus Mining Ltd.                                     33,631
   110,000    Datacraft Ltd.+                                        190,901
    55,000    Email Ltd.                                             196,711
     8,500    Foodland Associated Ltd.                                57,723
    52,279    Futuris Corporation Ltd.                                84,022
    31,000    Hardie (James) Industries Ltd.                          99,412
    61,000    Just Jeans Holdings Ltd.                                74,565
   100,000    MacMahon Holdings Ltd.                                  75,455
    37,000    McPherson's Ltd.+                                       72,029
    37,500    New Cap Reinsurance Corporation
                Holdings Ltd.+                                        84,123
    58,000    Portman Mining Ltd.+                                   144,421
    77,000    Savage Resources Ltd.                                   69,720
                                                                 -----------
                                                                   1,547,071
                                                                 -----------
AUSTRIA -- 0.6%
       900    Mayr-Melnhof Karton AG                                  46,235
     1,500    Semperit Holding AG                                    127,574
                                                                 -----------
                                                                     173,809
                                                                 -----------
BELGIUM -- 2.6%
         9    Banque Nationale de Belgique                            12,876
       500    B.M.T. NV                                               92,924
     2,000    Deceuninck Plastics Industries SA                      437,814
     3,080    Tessenderlo Chemie                                     151,446
                                                                 -----------
                                                                     695,060
                                                                 -----------
CANADA -- 3.3%
   175,230    Black Hawk Mining, Inc.+                                63,450
    13,800    Boliden Ltd.+                                           73,455
    20,401    Breakwater Resources Inc.+                              70,916
     5,500    CFM Majestic, Inc.+                                     88,822
    28,200    Dylex Ltd.+                                            144,998
     4,300    Hummingbird Communications Ltd.+                       111,015
    10,000    Premdor, Inc.+                                          94,869
    10,900    Westburne, Inc.+                                       131,035
    25,000    Westmin Resources Ltd. +                               119,492
                                                                 -----------
                                                                     898,052
                                                                 -----------
DENMARK -- 1.9%
     4,660    Cheminova Holdings AS, Class B                         111,541
     1,080    Jyske Bank AS                                           92,998
       700    Kansas Erhv Berlae, Class B                             45,734
       650    Martin Gruppen                                          50,393
     2,670    Neurosearch AS, New+                                   168,414
     3,880    Scandinavian Mobility International AS                  41,763
                                                                 -----------
                                                                     510,843
                                                                 -----------
FINLAND -- 1.0%
     2,850    Asko OY                                                 52,582
     1,000    Kone Corporation                                        43,909
     2,000    Nokian Tyres                                            53,924
    22,430    Tamrock OY+                                             63,931
     1,700    Werner Soderstrom Osakeyhtio-Wsoy, Class B              58,931
                                                                 -----------
                                                                     273,277
                                                                 -----------
FRANCE -- 5.1%
     1,200    Cie Generale de Geophysique                            116,794
       700    Deveaux SA                                              86,949
       855    Europeenne D'Extinteurs SA                              58,775
       171    Europeenne D'Extinteurs SA New                          10,891
       458    Gautier France SA                                       17,924
       540    GFI Industries SA                                       82,971
     1,140    Grande Paroisse SA+                                     79,336
     1,080    Infogrames Entertainment SA+                           139,847
     4,202    Ingenico                                               106,534
       300    Le Carbone-Lorraine                                     72,996
     2,000    Louis Dreyfus Citrus+                                   74,698
       200    Manitou BF SA                                           24,843
     7,000    Medasys Digital Systems+                                83,376
       600    Radiall SA                                              69,423
       650    Rochefortaise Communication SA                          37,593
     1,050    Salomon SA                                              80,059
     1,000    UBI Soft Entertainment SA+                              78,271
     1,290    Union Financiere de France Banque SA                   153,211
                                                                 -----------
                                                                   1,374,491
                                                                 -----------
GERMANY -- 4.5%
       540    Andreae-Noris Zahn AG                                   21,984
     8,000    Bausch AG                                              165,138
       250    Bien-Haus AG                                            86,009
       680    Brilliant AG                                           127,110
     4,450    Data Mogul AG                                          130,132
     1,340    Duerr Beteiligungs AG                                   55,321
     1,600    Effeff Fritz Fuss GmbH & Company                        65,138
     5,150    Grammer AG                                             144,696
       312    Leonische Drahtwerke AG                                125,408
     3,550    Rinol AG                                               101,574
       500    Simona AG                                              106,078
     1,850    Turbon International AG                                 56,221
       790    Vossloh AG                                              40,089
                                                                 -----------
                                                                   1,224,898
                                                                 -----------
HONG KONG -- 2.7%
    70,000    ASM Pacific Technology                                  48,790
   330,000    Champion Technology Holdings                            42,594
   134,000    Chen Hsong Holdings                                     77,832
    32,800    Dickson Concepts International, Ltd.                   119,388
   365,000    Elec & Eltek International Holding Ltd.                107,180
   340,000    First Sign International Holding Ltd.                   65,828
   186,000    Goodwill Investment Holding Ltd.                        93,630
   220,000    Jiangxi Copper Company Ltd.+                            60,342
   289,811    Kantone Holding Ltd.                                    30,300
   130,000    Moulin International Holding Ltd.                       94,805
                                                                 -----------
                                                                     740,689
                                                                 -----------
INDONESIA -- 0.7%
    90,000    Matahari Putra Prima (F)                               181,332
                                                                 -----------
IRELAND -- 0.4%
    60,500    Heiton Holdings Plc                                    119,021
                                                                 -----------
ITALY -- 3.6%
    12,000    Carraro SpA                                             61,470
    16,000    De Rigo SpA                                            135,000
    46,030    Editoriale L' Expresso SpA                             153,397
     6,980    Ericsson SpA                                           120,621
    20,000    Esaote Biomedica SpA+                                   52,873
   120,000    Gruppo Ceramiche Ricchetti+                            133,679
     9,000    Industrie Zignago, ORD                                  58,820
    19,750    La Giovanni Crespi SpA                                  50,003
     1,700    Recordati ORD                                           12,312
    18,000    Sorin Biomedica Group SpA                               56,171
    32,500    Tecnost SpA                                             58,938
    11,000    UNICEM SpA+                                             77,202
                                                                 -----------
                                                                     970,486
                                                                 -----------
JAPAN -- 24.0%
       500    Aichi Bank Ltd.                                         42,132
        61    Almetax Manufacturing Company                              447
     7,000    Amatsuji Steel Ball Manufacturing
                Company, Ltd.@                                        86,186
     5,300    Asahi Printing & Packaging Company                      46,743
     5,000    Benesse Corporation                                    279,427
    15,000    Biofermin Pharmaceuticals                              129,672
     5,000    Bourbon Corporation                                     25,541
    15,000    Cesar Company                                           68,372
     7,000    Charle Company                                          89,853
     7,000    Chiyoda Shoe Company Ltd.                              119,193
     6,600    Chofu Seisakusuo                                       113,535
       400    Circle K Japan Company Ltd.                             22,983
    10,560    Daiseki Company, Ltd.                                  221,306
     9,600    Daito Bank Ltd.                                         35,795
    25,000    Daiwa Rakuda Industry Company Ltd.                     233,584
    11,000    Denkyosha Company                                       81,645
     6,600    Denny's Japan                                          198,830
     9,000    Denyo Company, Ltd.                                     88,805
     5,000    Enix Corporation                                       128,362
     6,300    Fast Retailing Company Ltd.                            203,545
     6,000    Fukuda Denshi Ltd.                                     123,123
    12,000    Futaba Industrial Company                              201,188
     6,000    Geomatec Company Ltd.                                  141,984
    22,000    Hibiya Engineering                                     166,364
     8,000    Higashi Nihon House                                     85,924
     9,000    Hokkaido Coca-Cola Bottling Company                    123,385
    12,000    Isamu Paint Company Ltd.@                               69,158
     3,000    Inaba Denkisangyo                                       53,702
    10,000    Japan Airport Terminal Company                         121,376
     5,000    Japan Associated Finance                               392,944
     7,000    Japan Digital Laboratory Company                       139,364
     3,000    Jastec Company Ltd.                                     41,390
     9,000    Key Coffee Inc.                                         94,307
     4,000    Max Company@                                            75,096
    24,000    Meiwa Industry Company Ltd.                            139,364
    16,000    Nakakita Seisakusho Company                             67,761
    10,000    NHK Precision Company Ltd.                              49,773
    10,000    Nihon Dempa Kogyo                                      181,628
    12,000    Nihon Electric Wire & Cable Company Ltd.                99,546
    10,000    Nissei Industries Ltd.                                  82,082
     5,500    Nitto Electric Works Ltd.                               97,974
       200    OYO Corporation                                          7,772
     7,000    Riken Corundum Company Ltd.@                            22,555
     5,000    Ryoyo Electro Corporation                               98,673
    11,000    Sanden Corporation                                      92,211
     9,570    Santen Pharmaceutical Company                          193,038
       400    Shimizu Bank Ltd.                                       24,974
     8,000    Shinkigosei Company, Ltd.@                              55,885
       800    Shohkoh Fund and Company                               242,403
     9,000    Sodick Company+                                         73,166
     5,000    SRL Inc.                                                76,842
    16,000    Taisei Prefab Construction Company Ltd.                 37,862
    15,000    Takara Standard Company                                130,981
     9,000    Technology Eight Company Ltd.                           36,544
    14,000    Teikoku Hormone Manufacturing Company Ltd.             167,482
     6,000    Toa Medical Electronics Company Ltd.                   104,261
    11,000    TOC Company                                            130,632
       150    Tokushima Bank Ltd.                                      1,231
    19,000    Tsukiji Uochiba Company                                 56,243
    13,000    Tsurumi Soda Company, Ltd.@                             57,894
    14,000    Uehara Sei Shoji                                        64,792
    11,000    Yokogawa Construction Company                           85,487
                                                                 -----------
                                                                   6,524,317
                                                                 -----------
MALAYSIA -- 0.6%
    50,000    Bolton Properties Bhd                                   71,315
    16,500    Carlsberg Brewery Malaysia Bhd                          84,984
                                                                 -----------
                                                                     156,299
                                                                 -----------
MEXICO -- 0.3%
    15,000    Grupo Financiero Banamex, Class B+                      38,573
    16,500    Grupo Financiero Banamex, Class L+                      38,853
                                                                 -----------
                                                                      77,426
                                                                 -----------
NETHERLANDS -- 2.3%
     5,650    BE Semiconductor Industries NV+                         81,454
     1,160    Gamma Holding NV                                        62,343
     3,750    Konin Emballage Ind Van Leer NV                         82,145
        13    KoninklijkeVan Ommeren NV                                  505
     1,135    NKF Holdings NV                                         29,315
     6,200    Nutreco Holding NV+                                    128,548
     4,200    Toolex Alpha NV+                                        43,861
     4,450    Wegener NV                                             103,146
     2,236    Welna NV                                                94,885
                                                                 -----------
                                                                     626,202
                                                                 -----------
NEW ZEALAND -- 0.8%
    23,300    Fisher & Paykel Industries                              87,264
   210,000    Wrightson Ltd.                                         134,341
                                                                 -----------
                                                                     221,605
                                                                 -----------
NORWAY -- 1.7%
     4,092    Ark AS                                                  34,647
     3,000    Blom AS                                                108,160
     5,000    Fesilas Asa                                             59,065
    30,810    NCL Holdings+                                           97,195
     1,680    Petroleum Geo-Services Asa+                             80,989
     5,750    Unitor Asa                                              82,451
                                                                 -----------
                                                                     462,507
                                                                 -----------
PORTUGAL -- 0.7%
     6,300    Electricidade de Portugal                              115,521
     6,700    Engil-SGPS                                              81,777
                                                                 -----------
                                                                     197,298
                                                                 -----------
SINGAPORE -- 1.9%
    18,000    Elec & Eltek International Company, Ltd.               100,800
    24,724    First Capital Corporation                               64,330
    25,000    Overseas Union Enterprises Ltd.                        115,409
    40,100    Venture Manufacturing Ltd.                             130,703
    60,000    Wong's Circuits Holdings Ltd.                          100,800
                                                                 -----------
                                                                     512,042
                                                                 -----------
SOUTH AFRICA -- 0.9%
    35,000    East Rand Gold & Uranium Company Ltd.                   49,013
     7,031    Evander Gold Mines Ltd.                                 29,848
     9,000    Free State Consolidated Gold Mines                      45,055
     6,500    Harmony Gold Mining Company, Ltd.                       29,744
     4,200    Nedcor Ltd.                                             93,086
                                                                 -----------
                                                                     246,746
                                                                 -----------
SPAIN -- 4.1%
     8,150    Amper SA                                               231,625
       430    Azkoyen SA                                              53,374
       107    Azkoyen SA New                                          13,282
     3,100    Banco de Valencia SA                                    65,183
     4,010    Ebro Agricolas, Compania de Alimentacion, SA            78,198
     6,000    Grupo Duro Felguera SA+                                 73,662
     4,440    Miquel Y Costas SA+                                    200,572
    53,920    Tubacex SA+                                            185,061
     5,190    Vidrala SA                                             226,004
                                                                 -----------
                                                                   1,126,961
                                                                 -----------
SWEDEN -- 4.3%
     8,500    Array Printers AB, B Shares+                            46,247
     6,000    Dahl International AB+                                 118,142
     3,500    Enator AB+                                              62,569
     3,600    Esselte AB, B Shares Free                               84,876
    17,060    Frontec AB, B Shares+                                  143,649
    20,300    Frontline AB Free+                                      69,687
     1,330    Hoeganaes AB, B Shares                                  44,365
     6,000    Lindab AB, B Shares                                     84,721
     3,141    Om Gruppen AB                                           97,654
     2,500    OXiGENE, Inc.+                                          81,935
     2,500    Pricer AB+                                              86,146
     3,600    Prosolvia AB+                                           55,496
     6,000    Scandiaconsult AB                                       39,640
     3,520    Spectra-Physics AB                                      63,382
     4,000    Svedala Industri AB Free                                83,425
                                                                 -----------
                                                                   1,161,934
                                                                 -----------
SWITZERLAND -- 5.6%
       800    AGIE Charmilles Holding AG+                             79,460
        30    Christ AG                                               21,989
        70    Disetronic Holding AG+                                 141,693
       200    Fotolabo SA                                          $  63,705
        50    Gurit Heberlein AG Bearer                              155,838
        70    Huber Suhner AG Registered                              88,708
       500    Interroll Holding AG                                    83,742
        25    Kuoni Reisen Holding, Class B Registered                85,625
       600    Mikron Holding AG, New+                                106,860
       700    Oerlikon-Buehrle Holding AG                             81,995
       290    Phoenix Mecano AG Bearer                               150,974
       310    Saurer AG Arbon Registered+                            205,343
        40    SEZ Holding AG                                          79,186
       168    Siegfried AG Registered                                187,006
                                                                 -----------
                                                                   1,532,124
                                                                 -----------
UNITED KINGDOM -- 18.1%
    45,000    Adwest Group Plc                                        79,771
     7,900    AIM Group Plc@                                          76,793
    60,000    Alexon Group Plc+                                      185,259
    90,000    Alfred McAlpine Group Plc                              208,978
    33,000    Amec Plc                                                82,667
   250,000    Anite Group Plc+                                       143,563
     6,658    Berkeley Group Plc                                      76,523
    22,800    Bradford Property Trust Plc                            102,467
    25,091    British Vita Plc                                        87,704
   120,000    Budgens Plc                                             78,398
    19,706    Carclo Engineering Group Plc                            60,681
    53,000    Countryside Properties Plc                              80,279
    60,540    Crest Packaging Plc@                                    83,134
    65,000    Dawson International Plc                                77,358
    10,641    Epwin Group Plc                                         41,092
    56,000    Finlay (James) Plc@                                    102,067
     6,000    Graseby Plc@                                            15,630
    31,204    Great Portland Estates Plc                             108,033
   127,000    Hampson Industries, Inc.                               142,689
    16,200    Hardys & Hanson Plc                                     71,592
    96,000    Heath (CE) Plc                                         220,513
    18,000    Heywood Williams Group Plc                              62,019
    27,000    ISA International Plc                                   86,962
    38,000    Jardine Lloyd Thompson Group Plc                       110,689
     7,000    John Laing Plc Non-Voting A Shares                      43,577
    33,684    John Maunders Group Plc                                105,126
    66,317    Keller Group Plc                                       288,656
   108,428    Kunick Plc                                              40,608
    50,000    Lambert Fenchurch Group Plc                             97,789
    17,300    Lex Service Plc                                        108,416
    32,000    London International Group Plc                          92,147
     7,247    Mayborn Group Plc                                       21,894
     6,500    McKechnie Group Plc                                     45,711
    10,000    Meyer International Plc                                 70,242
     6,161    Micro Focus Group Plc+                                 185,872
    16,308    Oxford Instruments Plc                                  95,956
    70,000    Perkins Foods Plc@                                      96,125
    27,000    Protean Plc@                                            59,547
    19,103    RCO Holdings Plc@                                       55,645
    35,601    Redrow Group Plc                                        96,590
   214,695    Regalian Properties Plc                                144,731
    40,000    Ricardo Group Plc@                                      90,882
    48,989    Shanks & McEwan Group Plc                              120,275
    28,000    Somerfield Plc                                          85,289
    63,700    TBI Plc                                                 93,305
    24,800    The Body Shop International, Plc                        62,539
    14,500    Thorntons Plc                                           47,667
    14,002    Trinity Holdings Plc                                    58,615
    25,081    Tunstall Group Plc                                      54,689
    17,000    Waddington Plc                                          77,815
    16,580    Wilson Bowden Plc                                      141,161
    10,204    Wilson Holdings Plc                                     27,260
     7,841    Yorkshire Group Plc                                     25,059
                                                                 -----------
                                                                   4,918,049
                                                                 -----------
TOTAL COMMON STOCKS (COST $25,408,087)                            26,472,539
                                                                 -----------
PREFERRED STOCKS -- 0.7%
GERMANY -- 0.7%
     2,000    Biotest AG                                           $  82,225
        91    Hans Einhell AG                                         16,697
       600    Koegel Fahrzeugwerke AG                                 86,009
                                                                 -----------
TOTAL PREFERRED STOCKS (COST $157,967)                               184,931
                                                                 -----------
WARRANTS -- 0.0%#
HONG KONG -- 0.0%#
   62,800    Wo Kee Hong Holdings Ltd., Warrants,
               Expire 06/03/98+                                          503
                                                                 -----------
SINGAPORE -- 0.0%#
    4,800    Haw Par Brothers International,
               Inc., Warrants, Expire 07/18/01+                        4,163
                                                                 -----------
TOTAL WARRANTS (COST $2,885)                                           4,666
                                                                 -----------
RIGHTS -- 0.0%# (COST $849)
GERMANY -- 0.0%#
       680    Brilliant AG, Rights, Expire 07/10/97+                     936
                                                                 -----------

   PRINCIPAL
     AMOUNT
------------------
TIME DEPOSIT -- 0.7% (COST $194,000)
  $194,000    First National Bank of Chicago,
                5.000% due 07/01/97                                 194,000
                                                                -----------
TOTAL INVESTMENTS (COST $25,763,788*)              98.8%         26,857,072
OTHER ASSETS AND LIABILITIES (NET)                  1.2             337,467
---------------------------------------------------------------------------
NET ASSETS                                        100.0%        $27,194,539
---------------------------------------------------------------------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.
# Amount represents less than 0.1%.
@ Illiquid Security. The value of the denoted securities at June 30, 1997 was $946,597, representing 3.5% of total net assets.

Abbreviations:
ORD          Ordinary
(F)          Foreign Shares
                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES FUND

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)                   JUNE 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

AT JUNE 30, 1997, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:
                                                     % OF NET         VALUE
INDUSTRY DIVERSIFICATION                              ASSETS        (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Machinery and Engineering                                9.0%     $  2,443,515
Building Materials and Components                        7.4         2,017,065
Health and Personal Care                                 5.6         1,530,179
Construction and Housing                                 5.5         1,505,384
Business and Public Services                             5.5         1,498,931
Electrical and Electronics                               5.0         1,370,152
Chemicals                                                4.6         1,253,647
Food and Household Products                              4.1         1,114,943
Electronics Components and Instruments                   4.0         1,089,666
Multi-Industry                                           3.8         1,043,741
Wholesale and International Trade                        3.3           910,556
Financial Services                                       3.1           839,443
Merchandising                                            3.0           799,715
Metals                                                   2.7           735,685
Appliances and Household Durables                        2.7           723,843
Industrial Components                                    2.5           672,408
Data Processing and Reproduction                         2.5           668,815
Real Estate                                              2.2           588,223
Textiles and Apparel                                     2.1           571,788
Leisure and Tourism                                      2.0           545,143
Insurance                                                1.9           513,114
Miscellaneous Materials and Commodities                  1.7           449,821
Banking                                                  1.5           407,128
Automobiles                                              1.5           396,599
Broadcasting and Publishing                              1.4           381,127
Beverages and Tobacco                                    1.3           354,659
Energy Equipment and Services                            1.2           335,258
Forest Products and Paper                                1.2           317,049
Gold Mines                                               1.1           298,081
Transportation                                           1.0           267,690
Recreation, Other Consumer Goods                         0.8           219,906
Telecommunications                                       0.8           218,595
Utilites -- Electrical and Gas                           0.7           189,183
Energy                                                   0.4           119,492
Aerospace and Military Technology                        0.3            81,995
------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                     97.4        26,472,539
PREFERRED STOCKS                                         0.7           184,931
WARRANTS                                                 0.0#            4,666
RIGHTS                                                   0.0#              936
TIME DEPOSIT                                             0.7           194,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS                                       98.8%       26,857,072
OTHER ASSETS AND LIABILITIES (NET)                       1.2           337,467
------------------------------------------------------------------------------

NET ASSETS                                             100.0%      $27,194,539
------------------------------------------------------------------------------
# Amount represents less than 0.1%.

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNTIONAL SMALL COMPANIES FUND

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)                  JUNE 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
                                                   CONTRACT
                                                     VALUE          MARKET
CONTRACTS                                            DATE           VALUE
-----------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY
   31,598    Swiss Franc                             07/02/97       $  21,645
  103,799    Australian Dollar                       07/02/97          78,321
-----------------------------------------------------------------------------
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY
  (CONTRACT AMOUNT $100,136)                                        $  99,966
-----------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL
  136,500    German Deutschemarks                    07/02/97       $ (78,268)
  445,108    Finnish Markka                          07/02/97         (85,722)
   34,000    British Pound Sterling                  07/02/97         (56,593)
3,864,688    Japanese Yen                            07/02/97         (33,747)
------------------------------------------------------------------------------
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL
  (CONTRACT AMOUNT $254,358)                                       $ (254,330)
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND
PICTEL INTERNATIONAL SMALL COMPANIES FUND
-------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES               JUNE 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

                                             PICTET             PICTET
                                        GLOBAL EMERGING   INTERNATIONAL SMALL
                                          MARKETS FUND      COMPANIES FUND
-------------------------------------------------------------------------------

ASSETS:
Investments, at value (Cost
  $191,528,725 and $25,763,788,
  respectively) (Note 1) See
  accompanying schedules                   $222,609,706          $26,857,072
Cash                                          1,657,370               45,122
Foreign currency (Cost $3,008,749 and
  $399,134, respectively)                     2,967,498              398,111
Receivable from investment securities
  sold                                        4,338,445              294,148
Dividends receivable                            605,449               86,390
Unamortized organization costs
  Note 1)                                        29,150                  864
Prepaid expenses                                  1,085                2,452
----------------------------------------------------------------------------
TOTAL ASSETS                                232,208,703           27,684,159
----------------------------------------------------------------------------

LIABILITIES:
Payable for investment securities
  purchased                                   4,825,068              433,870
Net unrealized depreciation of forward
  foreign currency contracts                         --                  142
Investment advisory fee (Note 2)                605,415                2,173
Custodian fees payable (Note 2)                  92,514               19,469
Administration fee payable (Note 2)              23,488                6,186
Trustees fees and expenses payable
  (Note 2)                                        6,452                  798
Transfer agent fees payable (Note 2)              4,483                1,000
Other accrued expenses and payables              78,465               25,982
----------------------------------------------------------------------------
TOTAL LIABILITIES                             5,635,885              489,620
----------------------------------------------------------------------------
    NET ASSETS                             $226,572,818          $27,194,539
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income
  (Note 1)                                 $    810,099          $   132,750
Accumulated net realized gain/(loss)
  on investments sold (Note 1)                 (700,457)             430,401
Net unrealized appreciation of
  investments                                31,039,730            1,091,657
Par value                                       185,018               25,375
Paid-in capital in excess of par value
  (Notes 1 and 4)                           195,238,428           25,514,356
----------------------------------------------------------------------------
TOTAL NET ASSETS                           $226,572,818          $27,194,539
----------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (NOTE 4)                       18,501,786            2,537,498
----------------------------------------------------------------------------
NET ASSET VALUE:
Net asset value, offering and
  redemption price per share (Note 4)            $12.25               $10.72
----------------------------------------------------------------------------

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
-------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                            PICTET             PICTET
                                        GLOBAL EMERGING  INTERNATIONAL SMALL
                                         MARKETS FUND      COMPANIES FUND
----------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding        $2,197,990           $  298,742
  taxes of $111,149
  and $55,922, respectively)
Interest                                        218,737                3,010
----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       2,416,727              301,752
----------------------------------------------------------------------------
EXPENSES:
Investment advisory fee (Note 2)              1,205,540              126,992
Custodian fees (Note 2)                         304,622               57,162
Administration fee (Note 2)                     135,617               37,976
Professional fees                                29,373               16,538
Transfer agent fees (Note 2)                     24,096                6,000
Trustees' fees and expenses (Note 2)             14,426                1,909
Amortization of organization costs                4,485                  118
  (Note 1)
Other                                            80,594               25,881
----------------------------------------------------------------------------
TOTAL EXPENSES BEFORE WAIVERS                 1,798,753              272,576
----------------------------------------------------------------------------
Fees waived by investment adviser (Note 2)     (159,218)            (120,234)
----------------------------------------------------------------------------
NET EXPENSES                                  1,639,535              152,342
----------------------------------------------------------------------------
    NET INVESTMENT INCOME                       777,192              149,410
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
(Notes 1 and 3):
  Net realized gain/(loss) on:
    Securities transactions                    (205,583)             471,000
    Forward foreign currency contracts         (122,546)              (1,822)
    Foreign currency transactions              (208,355)             (33,118)
----------------------------------------------------------------------------
Net realized gain/(loss) on
  investments during the period                (536,484)             436,060
----------------------------------------------------------------------------
Change in unrealized appreciation/
  (depreciation) of:
  Securities                                 32,307,323              855,840
  Forward foreign currency contracts                 --                 (142)
  Foreign currency transactions and
  other assets, net                             (17,547)              10,144
----------------------------------------------------------------------------
Net unrealized appreciation of
  investments during the period              32,289,776              865,842
----------------------------------------------------------------------------
    NET REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS                         31,753,292            1,301,902
----------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS             $32,530,484           $1,451,312
----------------------------------------------------------------------------

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                       SIX MONTHS
                                                                                         ENDED
                                                                                      JUNE 30, 1997          YEAR ENDED
INCREASE/(DECREASE) IN NET ASSETS                                                     (UNAUDITED)        DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                                  $  777,192           $  838,421
Net realized gain/(loss) on investments during the period                                (536,484)             990,570
Change in unrealized appreciation/depreciation) of investments during the period       32,289,776             (781,774)
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   32,530,484            1,047,217
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions to shareholders from net investment income                                --                  (838,421)
  Distributions to shareholders in excess of net investment income                        --                    (4,335)
  Distributions to shareholders from net realized gains on investments                    --                  (990,570)
  Distributions to shareholders in excess of net realized gains on investments            --                  (129,364)
Net increase in net assets from Fund share transactions (Note 4)                       71,995,433          113,339,297
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                            104,525,917          112,423,824
NET ASSETS:
Beginning of period                                                                   122,046,901            9,623,077
--------------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of
  $810,099 and $32,907, respectively)                                                $226,572,818         $122,046,901
--------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES FUND

-------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                             SIX MONTHS
                                                                                                ENDED
                                                                                            JUNE 30, 1997       PERIOD ENDED
INCREASE/(DECREASE) IN NET ASSETS                                                            (UNAUDITED)      DECEMBER 31, 1996*
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                                        $    149,410       $    227,839
Net realized gain on investments during the period                                                436,060             90,819
Change in unrealized appreciation of investments during the period                                865,842            225,815
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                            1,451,312            544,473
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders from net investment income                                             --             (227,839)
Distributions in excess of net investment income                                                     --              (63,792)
Distributions from net realized gains on investments                                                 --              (49,542)
Distributions from tax return of capital                                                             --               (6,172)
Net increase in net assets from Fund share transactions (Note 4)                                     --           25,545,999
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                                      1,451,312         25,743,127
NET ASSETS:
Beginning of period                                                                            25,743,227                100**
----------------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income/
  (accumulated distributions in excess of net investment income) of $132,750 and
  $(16,660), respectively)                                                                   $ 27,194,539       $ 25,743,227
----------------------------------------------------------------------------------------------------------------------------
 *Pictet International Small Companies Fund commenced operations on February 7, 1996.
**Original capital January 29, 1996.

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                           SIX
                                                         MONTHS
                                                          ENDED            YEAR            PERIOD
                                                         6/30/97           ENDED            ENDED
                                                       (UNAUDITED)      12/31/96(b)     12/31/95*(b)
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.13           $ 9.51           $10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.04             0.07             0.02
  Net realized and unrealized gain/(loss) on
investments                                                2.08             0.71            (0.49)
-----------------------------------------------------------------------------------------------------
Total from investment operations                           2.12             0.78            (0.47)
-----------------------------------------------------------------------------------------------------
Distributions to shareholders:
  Distributions from net investment income              --                 (0.07)           (0.02)
  Distributions in excess of net investment
income                                                  --                 (0.00)#          (0.00)#
  Distributions from net realized gains on
investments                                             --                 (0.08)         --
  Distributions in excess of net realized gains
on investments                                          --                 (0.01)         --
-----------------------------------------------------------------------------------------------------
Total distributions                                     --                 (0.16)           (0.02)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $12.25           $10.13           $ 9.51
-----------------------------------------------------------------------------------------------------
Total return++                                           20.93%            8.32%          (4.72)%
-----------------------------------------------------------------------------------------------------
Ratios to average daily net assets/supplemental data:
  Net assets, end of period (in 000's)                 $226,573         $122,143          $ 9,623
  Ratio of operating expenses                             1.70%+           1.70%            1.95%+
  Ratio of operating expenses without waivers
    and/or reimbursements                                 1.87%+           2.20%            8.39%+
  Ratio of net investment income                          0.81%+           0.88%            0.68%+
  Ratio of net investment income/(loss) without
    waivers and/or reimbursements                         0.64%+           0.38%          (5.77)%+
  Net investment income/(loss) per share without
    waivers and/or reimbursements                      $   0.03         $   0.03          $ (0.13)
  Portfolio turnover rate                                   43%              48%               5%
  Average commission rate (per share of security)(a)   $ 0.0012         $ 0.0009          $0.0010
------------
  * Pictet Global Emerging Markets Fund commenced operations on October 4, 1995.
  + Annualized.
 ++ Total return represents aggregate total return for the period.
  # Amount represents less than $0.00 per share.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.
(b) Per share amounts have been restated to reflect the stock dividend of 9 additional shares for each share outstanding. On December 2, 1996, the Board of Trustees declared a stock dividend of nine additional shares for each share outstanding of the Pictet Global Emerging Markets Fund.
    The record date of the stock dividend was December 31, 1996, payable on January 1, 1997.

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTEL INTERNATIONAL SMALL COMPANIES FUND

-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                       SIX
                                                                     MONTHS
                                                                      ENDED           PERIOD
                                                                     6/30/97           ENDED
                                                                   (UNAUDITED)     12/31/96*(b)
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.15           $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.06             0.09
  Net realized and unrealized gain on investments                       0.51             0.20
-------------------------------------------------------------------------------------------------
Total from investment operations                                        0.57             0.29
-------------------------------------------------------------------------------------------------
Distributions to shareholders:
  Distributions from net investment income                              0.00#           (0.09)
  Distributions in excess of net investment income                   --                 (0.03)
  Distributions from net realized gains on investments               --                 (0.02)
  Distributions from tax return of capital                           --                 (0.00)#
-------------------------------------------------------------------------------------------------
Total distributions                                                     0.00#           (0.14)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $10.72           $10.15
-------------------------------------------------------------------------------------------------
Total return++                                                         5.62%            2.85%
-------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                               $27,195          $25,743
  Ratio of operating expenses                                          1.20%+           1.20%+
  Ratio of operating expenses without waivers and/or
    reimbursements                                                     2.15%+           2.46%+
  Ratio of net investment income                                       1.18%+           1.04%+
  Ratio of net investment income/(loss) without waivers and/
    or reimbursements                                                  0.23%+         (0.22)%+
  Net investment income/(loss) per share without waivers and/
    or reimbursements                                                 $ 0.01           $(0.02)
  Portfolio turnover rate                                                37%              53%
  Average commission rate (per share of security)(a)                 $0.0140          $0.0152
------------
 *Pictet International Small Companies Fund commenced operations on February 7,
1996.
 +Annualized.
++Total return represents aggregate total return for the period.
 #Amount represents less than $0.00 per share.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.
(b) Per share amounts have been restated to reflect the stock dividend of 9 additional shares for each share outstanding. On December 2, 1996, the Board of Trustees declared a stock dividend of nine additional shares for each share outstanding of the Pictet International Small Companies Fund. The
    record date of the stock dividend was December 31, 1996, payable on January
    1, 1997.

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

    Panorama Trust (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is a no-load, diversified, open-end management investment company which currently offers shares of two series: Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund (individually, a "Fund" and collectively, the "Funds"). The accompanying financial statements and financial highlights are those of the Funds. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed consistently by the Funds in the preparation of their financial statements.

    Securities Valuations: Equity securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price as of the close of the New York Stock Exchange's regular trading hours on the day the valuation is made. Generally, securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the bid and asked prices. The value of securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods approved by the Board of Trustees. In the absence of readily ascertainable market values for such securities, inherent uncertainty of valuation exists. Methods for valuing these securities may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. One or more pricing services may be used to provide security valuations in connection with the determination of the net asset value of the Funds. Short-term investments that mature in 60 days or less are valued at amortized cost

    Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund pays a counterparty cash for and takes possession of a debt obligation and the seller agrees to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held by the Fund, at all times, is at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund generally has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

    Forward Foreign Currency Contracts: Each Fund may enter into forward foreign currency contracts to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of the portfolio securities of the Fund or adversely affect the prices of securities which the Fund intends to purchase or sell at a later date. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, such Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Each Fund may enter into spot foreign currency contracts for the purchase or sale of securities denominated in foreign currencies to "lock" in the U.S. exchange rate of the transaction covering the period between trade date and settlement date.

    Foreign Currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

    Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.

    Dividends and Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid annually. The Funds' net realized capital gains (including net short-term capital gain), unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gain may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to timing differences and differing characterizations of distributions made by a Fund. Dividends and other distributions are reinvested automatically in additional shares of the Funds at the net asset value next determined after such dividend or distribution is declared.

    Income Taxes: Each Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

    Organization Costs: Expenses incurred in connection with the organization of each Fund are being amortized on the straight-line method over a period of five years from the commencement of operations. In the event that any of the shares issued by the Funds are redeemed by any holders thereof during such amortization period, the redemption proceeds will be reduced by any unamortized costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

    Expenses: General expenses of the Trust are allocated between the Funds based upon relative net assets. Operating expenses directly attributable to a Fund are charged to that Fund's operations.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER PARTY TRANSACTIONS

    The Trust, on behalf of the Funds, has entered into an investment advisory agreement (the "Advisory Agreement") with Pictet International Management Limited ("Pictet International"), a wholly-owned subsidiary of Pictet (Canada) & Company ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and seven limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805. Under the terms of the Advisory Agreement, Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund pay Pictet International a fee, computed daily and payable monthly, at an annual rate of 1.25% and 1.00%, respectively, of the average daily net assets of each Fund. Pictet International has voluntarily agreed to waive its fees and reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund do not exceed 1.70% and 1.20%, respectively, of each Fund's average daily net assets.

    For the six months ended June 30, 1997, Pictet International waived fees as follows:

                                                                  FEES WAIVED
-----------------------------------------------------------------------------
Pictet Global Emerging Markets Fund                                  $159,218
Pictet International Small Companies Fund                             120,234

    First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as the Trust's administrator, accounting agent and transfer agent. First Data Investor Services Group, Inc., as accounting agent, is paid a fee computed daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each Fund, subject to a $50,000 annual minimum from each Fund. For administrative services, First Data Investor Services Group, Inc. is entitled to receive $220,000 per annum from the Trust. In addition, for its services as transfer agent, First Data Investor Services Group, Inc. is paid separate compensation.

    No officer, director or employee of Pictet International, First Data Investor Services Group, Inc., or any affiliate thereof receives any compensation from the Trust for serving as Trustee or officer of the Trust. The Trust pays each Trustee who is not an affiliated person of Pictet International an annual fee of $5,000, plus an additional $500 for each board and committee meeting attended. The Trust also reimburses expenses incurred by each Trustee in attending such meetings.

    Brown Brothers Harriman & Co. serves as the Funds' custodian. First Data Distributors, Inc., a wholly-owned subsidiary of First Data Investor Services Group, Inc., serves as the Funds' principal underwriter and distributor.

3. PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of investment securities, excluding short-term securities and U.S. Government securities for the six months ended June 30, 1997 were as follows:

                                                 PURCHASES            SALES
------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund            $144,868,942        $78,299,454
Pictet International Small Companies Fund         9,429,752          9,259,011

    At June 30, 1997, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                 TAX BASIS          TAX BASIS
                                                UNREALIZED         UNREALIZED
                                               APPRECIATION       DEPRECIATION
------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund             $44,006,691        $12,925,710
Pictet International Small Companies Fund         3,693,660          2,600,376

4. SHARES OF BENEFICIAL INTEREST

    Each Fund has one class of shares of beneficial interest, par value $0.01 per share, of which an unlimited number of shares is authorized. Transactions in shares of beneficial interest were as follows:

                                                                    SIX MONTHS ENDED                        YEAR ENDED
                                                                      JUNE 30, 1997                      DECEMBER 31, 1996
                                                                 SHARES             AMOUNT            SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund:
Sold                                                            6,601,217         $73,719,504       11,215,170        $115,282,514
Issued as reinvestment of dividends                                 --                  --             194,200           1,962,690
Redeemed                                                         (150,391)         (1,724,071)        (370,640)         (3,905,907)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase                                                    6,450,826         $71,995,433       11,038,730        $113,339,297
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED                       PERIOD ENDED
                                                                      JUNE 30, 1997                     DECEMBER 31, 1996*
                                                               SHARES             AMOUNT            SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Pictet International Small Companies Fund:
Sold                                                                   --                  --        2,502,950         $25,198,654
Issued as reinvestment of dividends                                    --                  --           34,550             347,345
-----------------------------------------------------------------------------------------------------------------------------------
Net increase                                                           --                  --        2,537,500         $25,545,999
-----------------------------------------------------------------------------------------------------------------------------------

* Pictet International Small Companies Fund commenced operations on February 7, 1996.

    At June 30, 1997, Pictet Global Emerging Markets Fund had 3 institutional shareholders owning 34.9%, 18.7% and 12.4%, respectively, of the outstanding shares of beneficial interest of the Fund.

    At June 30, 1997, Pictet International Small Companies Fund had 2 institutional shareholders owning 59.4% and 40.1%, respectively, of the outstanding shares of beneficial interest of the Fund.

5. FOREIGN SECURITIES

    Pictet Global Emerging Markets Fund invests primarily in foreign emerging markets securities and Pictet International Small Companies Fund invests primarily in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include re-valuation of currencies, less reliable information about issuers, varying securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

6. POST OCTOBER LOSS

    Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. In the fiscal period ended December 31, 1996, the Funds elected to defer capital losses and currency losses occurring between November 1, 1995 and December 31, 1996 as follows:

                                                                         CAPITAL LOSSES        CURRENCY LOSSES
                                                                      --------------------  ---------------------
Pictet Global Emerging Markets Fund                                         $154,958                 --
Pictet International Small Companies Fund                                      5,659                $131

    Such losses will be treated as arising on the first day of the year ending December 31, 1997.